Eaton Vance
Worldwide Health Sciences Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Biotechnology — 20.6%
AbbVie, Inc.	224,713	$ 48,924,514
Apogee Therapeutics, Inc.(1)	33,655	2,764,422
argenx SE ADR(1)	14,601	12,206,290
Caris Life Sciences, Inc.(1)	135,807	2,270,693
CSL Ltd.	99,071	6,880,596
Generate Biomedicines, Inc.(1)	312,500	4,100,000
Genmab AS(1)	34,565	9,060,303
Gilead Sciences, Inc.	188,375	25,323,251
Neurocrine Biosciences, Inc.(1)	67,430	10,674,169
NewAmsterdam Pharma Co. NV(1)	81,652	2,750,039
Vertex Pharmaceuticals, Inc.(1)	57,284	25,636,881
Xenon Pharmaceuticals, Inc.(1)	100,149	5,481,155
		$156,072,313
Health Care Equipment — 13.1%
Abbott Laboratories	146,112	$ 12,507,187
Boston Scientific Corp.(1)	341,451	16,495,498
Edwards Lifesciences Corp.(1)	102,548	8,867,326
Intuitive Surgical, Inc.(1)	48,480	20,586,547
Medtronic PLC	185,134	13,664,741
Straumann Holding AG	83,976	10,148,143
Stryker Corp.	54,948	16,764,085
		$ 99,033,527
Health Care Services — 1.3%
Quest Diagnostics, Inc.	50,412	$ 9,825,299
		$ 9,825,299
Health Care Supplies — 1.3%
Cooper Cos., Inc.(1)	128,221	$ 7,848,408
EssilorLuxottica SA	10,648	2,152,169
		$ 10,000,577
Health Care Technology — 0.9%
HeartFlow, Inc.(1)	218,978	$ 6,783,938
		$ 6,783,938
Life Sciences Tools & Services — 6.8%
Danaher Corp.	37,052	$ 6,768,289
Lonza Group AG	21,010	13,419,335
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(1)	8,731	$ 10,307,644
Thermo Fisher Scientific, Inc.	42,998	21,176,945
		$ 51,672,213
Managed Health Care — 5.5%
UnitedHealth Group, Inc.	109,349	$ 41,586,518
		$ 41,586,518
Pharmaceuticals — 49.9%
AstraZeneca PLC	254,890	$ 47,324,010
Bristol-Myers Squibb Co.	563,654	32,229,736
Eli Lilly & Co.	85,543	94,525,015
Johnson & Johnson	216,808	48,853,347
MBX Biosciences, Inc.(1)	59,688	1,878,381
Merck & Co., Inc.	324,173	38,485,819
Novartis AG	83,123	12,502,534
Novo Nordisk AS, Class B	283,516	12,955,299
Recordati Industria Chimica e Farmaceutica SpA	91,672	5,505,212
Roche Holding AG	98,026	41,244,449
Royalty Pharma PLC, Class A	215,358	12,008,362
Sanofi SA	254,833	22,338,434
Zoetis, Inc.	109,362	8,496,334
		$378,346,932
Total Common Stocks (identified cost $447,600,316)		$753,321,317

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(2)	2,320,259	$ 2,320,259
Total Short-Term Investments (identified cost $2,320,259)		$ 2,320,259
Total Investments — 99.7% (identified cost $449,920,575)		$755,641,576
Other Assets, Less Liabilities — 0.3%		$ 2,384,025
Net Assets — 100.0%		$758,025,601
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	82.8%	$627,759,025
United Kingdom	6.3	47,324,010
Switzerland	3.1	23,567,478
Denmark	2.9	22,015,602
Netherlands	2.0	14,956,329
Australia	0.9	6,880,596
Italy	0.7	5,505,212
Canada	0.7	5,481,155
France	0.3	2,152,169
Total Investments	99.7%	$755,641,576
Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,320,259, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$812,863	$77,781,361	$(76,273,965)	$ —	$ —	$2,320,259	$46,329	2,320,259
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Biotechnology	$140,131,414	$ 15,940,899	$ —	$156,072,313
Health Care Equipment	88,885,384	10,148,143	—	99,033,527
Health Care Services	9,825,299	—	—	9,825,299
Health Care Supplies	7,848,408	2,152,169	—	10,000,577
Health Care Technology	6,783,938	—	—	6,783,938
Life Sciences Tools & Services	38,252,878	13,419,335	—	51,672,213
Managed Health Care	41,586,518	—	—	41,586,518
Pharmaceuticals	236,476,994	141,869,938	—	378,346,932
Total Common Stocks	$569,790,833	$183,530,484*	$ —	$753,321,317
Short-Term Investments	$ 2,320,259	$ —	$ —	$ 2,320,259
Total Investments	$572,111,092	$183,530,484	$ —	$755,641,576
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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